Subsequent events	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events [Text Block]

18. Subsequent events

Equity financings

On April 23, 2021, the Company completed a marketed public offering of 13,667,755 units (the “Units”) of the Company, including 1,067,755 Units issued pursuant to the over-allotment option which was exercised in part, for gross proceeds of $6,466,708.

The Units consist of 8,397,455 non-flow through units priced at $0.45 comprised of one common share and one warrant, and 5,270,300 flow through units priced at $0.51 comprised of one flow through common share and one warrant.  Each warrant entitles the holder thereof to purchase one non-flow through common share at a price of $0.60 until April 23, 2024.

In connection with the offering, the Company paid a cash commission equal to 6.5% of the gross proceeds and a number of compensation warrants equal to 6.5% of the Units sold under the offering.  Each compensation warrant shall entitle the holder thereof to purchase one unit (on a non-flow through basis) having the same terms as a Unit at the exercise price of $0.45 until April 23, 2024.

On April 27, 2021, the Company completed a private placement of 1,015,823 units of the Company.  The units consist of 600,000 non-flow through units priced at $0.45 comprised of one common share and one common share purchase warrant, and 415,823 flow through units priced at $0.51 comprised of one flow through common share and one warrant.  Each warrant entitles the holder thereof to purchase one non-flow through common share at a price of $0.60 until April 27, 2024.  In connection with the offering, the Company paid a cash commission equal to 6.5% of the gross proceeds.